FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE I - FAIR VALUE MEASUREMENTS

Fair value measurements  and disclosures require the use of valuation  techniques to measure fair value that maximize the use of observable inputs and minimize use of unobservable inputs. These inputs are prioritized  as follows:

•	Level 1: Observable inputs such as quoted prices in active markets for identical assets or liabilities.
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Level 2:   Inputs  other than quoted prices included within Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities or market corroborated inputs.

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Level 3:   Unobservable inputs for which there is little or no market data and which require the Company  to develop our own assumptions  about how market participants price the asset or liability. The valuation  techniques that may be used to measure fair value are as follows:

•	Market approach – Uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.
•	Income approach – Uses valuation techniques to convert future amounts to a single present amount based on current market expectation about those future amounts.
•	Cost approach – Based on the amount that currently would be required to replace the service capacity of an asset (replacement cost).

The Company  would measure the fair value of certain assets and liabilities on a nonrecurring basis, when U.S. GAAP requires the application of fair value, including events or changes in circumstances that indicate that the carrying amounts  of assets may not be recoverable. Assets subject to these measurements include intangible assets acquired in business combinations.

The Company’s financial instruments, other than cash, consist principally of accounts receivable and accounts payable. The fair value of such approximates the carrying value of these financial instruments because of their short-term nature. Borrowings under the Revolving Credit Facility approximate fair value due to the variable interest rate on the facility and the recent amendment during the year.

The estimated fair values of the Company’s borrowings,  excluding the Revolving Credit Facility (Note K), as of December 31, 2019 are as follows:

	Carrying
	Amount	Fair Value
$35.0 million Senior Secured Notes	$3,424,273	$3,792,768

The Company’s Senior Secured Notes and borrowings under the Revolving Credit Facility are carried at historical cost and adjusted for principal payments. The respective fair values of these financial instruments are based on discounted cash flows using market-based credit spreads to establish a discount rate. The Company believes the valuation techniques applied reflect the assumptions that market participants would use in the principal or most advantageous market for issuance of the asset and liability with the same contractual terms. The senior secured notes are classified within Level 3 of the fair value hierarchy.